Income tax and social contribution on adjustments recognized directly in equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution On Adjustments Recognized Directly In Equity Before Tax [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	R$ (3,624,066)	R$ (15,789,132)
Exchange differences on translations of foreign operations	(75,132)	(19,107)
Other	210,576	134,236
Total	(3,488,622)	(15,674,003)
Income Tax And Social Contribution On Adjustments Recognized Directly In Equity Tax Expense Benefit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	1,484,751	6,625,497
Other	(94,759)	(60,406)
Total	1,389,992	6,565,091
Income Tax And Social Contribution On Adjustments Recognized Directly In Equity Net Of Tax [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	(2,139,315)	(9,163,635)
Exchange differences on translations of foreign operations	(75,132)	(19,107)
Other	115,817	73,830
Total	R$ (2,098,630)	R$ (9,108,912)